Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 424.8	€ 450.3	€ 552.0
Cash flows used relating to exceptional items	(65.2)	(48.8)	(12.1)
Inflows Of Cash Due To Exceptional Items, Classified As Operating Activities	24.4
Tax paid	(80.2)	(95.2)	(82.9)
Net cash flows from operating activities	303.8	306.3	457.0
Cash flows from investing activities
Business combinations, net of cash acquired	0.4	(597.3)	(112.9)
Purchase of property, plant and equipment and intangibles	(79.1)	(79.2)	(58.7)
Purchase of investments	0.0	0.0	(25.0)
Redemption of investments	0.0	16.5	25.2
Net cash used in investing activities	(78.7)	(660.0)	(171.4)
Cash flows from financing activities
Proceeds from issuance of Ordinary Shares	0.0	0.0	0.6
Repurchase of ordinary shares	(26.8)	(77.6)	(608.6)
Income taxes paid (refund), classified as financing activities	(2.9)	(22.6)	(19.2)
Proceeds from new loans and notes	799.3	800.0	0.0
Repayment of loan principal	(916.2)	(408.7)	(11.7)
Payments of lease liabilities, classified as financing activities	(26.5)	(19.4)	(20.3)
Payment of financing fees	(6.5)	(18.7)	0.0
Interest paid	(54.2)	(36.7)	(50.2)
Interest received	0.6	0.1	0.7
Other financing cash flows	0.3	(2.0)	(6.1)
Net cash (used in)/provided by financing activities	(108.1)	214.4	(714.8)
Net increase/(decrease) in cash and cash equivalents	117.0	(139.3)	(429.2)
Cash and cash equivalents at beginning of period	254.2	382.5	824.8
Effect of exchange rate fluctuations	(4.4)	11.0	(13.1)
Cash and cash equivalents at end of period	369.7	254.2	382.5
Cash and cash equivalents if different from statement of financial position	366.8	€ 254.2	€ 382.5
Proceeds from Settlement of Derivatives, Classified as Financing Activities	€ 124.8